Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Operating Activities:
Net Income	$ 247,350	$ 260,083
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	167,167	156,353
Change in deferred taxes, net	(3,459)	(22,455)
(Gain) loss on sale of investments	(2)	(1,073)
(Gain) loss on sale of fixed assets	808	1,401
Stock Option Compensation Expense	6,174	6,220
Dividend income from equity method investees	32,399	18,582
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(62,915)	(40,702)
Inventories, net	(111,648)	(56,173)
Prepaid expenses, other current and non-current assets	(26,831)	32,079
Accounts receivable, related parties	(18,215)	(24,934)
Accounts payable, related parties	41,018	23,459
Accounts payable, accrued expenses and other current and non-current liabilities	(180,308)	(99,671)
Income tax payable	20,756	62,249
Net cash provided by (used in) operating activities	112,294	315,418
Investing Activities:
Purchases of property, plant and equipment	(199,631)	(147,357)
Proceeds from sale of property, plant and equipment	2,480	1,327
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(137,157)	(72,214)
Proceeds from divestitures	2,381	1,036
Net cash (used in) provided by investing activities	(331,927)	(217,208)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	40,200	46,349
Repayments of short-term borrowings and other financial liabilities	(35,277)	(41,930)
Proceeds from short-term borrowings from related parties	72,178	4,226
Repayments of short-term borrowings from related parties		(1,606)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs and other hedging costs of $156,391 in 2012)	271,544	598
Repayments of long-term debt and capital lease obligations	(267,486)	(32,915)
Increase (decrease) of accounts receivable securitization program	68,000	(162,000)
Proceeds from exercise of stock options	5,807	4,635
Proceeds from conversion of preference shares into ordinary shares	(52,157)
Distributions to Noncontrolling interests		(72,619)
Contributions from noncontrolling interests	13,402	8,795
Cash provided by (used in) financing activities	116,211	(246,467)
Effect of exchange rate changes on cash and cash equivalents	(5,228)	(4,942)
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	(108,650)	(153,199)
Cash and cash equivalents at beginning of period	682,777	688,040
Cash and cash equivalents at end of period	$ 574,127